Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
May 31, 2023
TRN-NPRT1-0723
1.802192.119
Common Stocks - 96.7%
	Shares	Value ($)
Air Freight & Logistics - 28.3%
Air Freight & Logistics - 28.3%
Air Transport Services Group, Inc. (a)	1,512,813	25,263,977
C.H. Robinson Worldwide, Inc.	91,851	8,683,594
Expeditors International of Washington, Inc.	110,461	12,184,953
FedEx Corp.	117,799	25,677,826
Forward Air Corp.	36,384	3,539,072
GXO Logistics, Inc. (a)	40,013	2,237,527
Hub Group, Inc. Class A (a)	21,349	1,570,432
United Parcel Service, Inc. Class B	442,347	73,871,950
		153,029,331
Energy Equipment & Services - 1.3%
Oil & Gas Drilling - 1.3%
Noble Corp. PLC (a)	168,866	6,373,003
Valaris Ltd. (a)	15,000	865,950
		7,238,953
Ground Transportation - 36.4%
Cargo Ground Transportation - 5.4%
ArcBest Corp.	25,000	2,094,500
Knight-Swift Transportation Holdings, Inc. Class A	97,935	5,385,446
RXO, Inc. (a)	52,139	1,088,141
Ryder System, Inc.	69,122	5,448,887
Saia, Inc. (a)(b)	17,487	4,969,106
TFI International, Inc.	21,448	2,258,045
TFI International, Inc. (Canada)	27,700	2,917,937
U-Haul Holding Co. (non-vtg.)	111,208	5,147,818
		29,309,880
Passenger Ground Transportation - 8.5%
Hertz Global Holdings, Inc. (a)(b)	81,700	1,281,056
Lyft, Inc. (a)	272,000	2,453,440
Uber Technologies, Inc. (a)	1,117,932	42,403,161
		46,137,657
Rail Transportation - 22.5%
CSX Corp.	1,061,197	32,546,912
Norfolk Southern Corp.	74,353	15,478,808
Union Pacific Corp.	383,204	73,774,434
		121,800,154
TOTAL GROUND TRANSPORTATION		197,247,691
Marine Transportation - 5.7%
Marine Transportation - 5.7%
Eagle Bulk Shipping, Inc. (b)	61,250	2,405,900
Genco Shipping & Trading Ltd.	29,543	366,629
Kirby Corp. (a)(b)	354,488	25,367,161
Matson, Inc.	37,795	2,582,532
		30,722,222
Oil, Gas & Consumable Fuels - 8.9%
Oil & Gas Storage & Transportation - 8.9%
Ardmore Shipping Corp.	128,805	1,508,307
Cool Co. Ltd.	223,460	2,709,655
DHT Holdings, Inc.	393,892	3,029,029
Frontline PLC (NY Shares)	206,422	2,916,743
Hafnia Ltd.	1,974,347	9,337,959
International Seaways, Inc.	184,458	6,649,711
Scorpio Tankers, Inc.	482,596	22,088,419
		48,239,823
Passenger Airlines - 16.1%
Passenger Airlines - 16.1%
Alaska Air Group, Inc. (a)	405,242	18,207,523
Allegiant Travel Co. (a)	16,200	1,579,338
Canada Jetlines Ltd. (a)	1,250	170
Copa Holdings SA Class A	202,131	21,235,883
Delta Air Lines, Inc. (a)	610,116	22,165,514
Frontier Group Holdings, Inc. (a)	302,311	2,488,020
Joby Aviation, Inc. (a)	286,800	1,611,816
Ryanair Holdings PLC sponsored ADR (a)	2,800	294,224
SkyWest, Inc. (a)	57,277	1,713,155
Southwest Airlines Co.	194,035	5,795,825
Spirit Airlines, Inc.	72,200	1,098,162
Sun Country Airlines Holdings, Inc. (a)	446,156	8,387,733
United Airlines Holdings, Inc. (a)	49,599	2,354,217
		86,931,580
TOTAL COMMON STOCKS (Cost $386,475,752)		523,409,600

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
Passenger Airlines - 1.3%
Passenger Airlines - 1.3%
Azul SA (a) (Cost $5,386,064)	2,115,200	7,025,234

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	9,214,771	9,216,614
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	4,678,832	4,679,300
TOTAL MONEY MARKET FUNDS (Cost $13,895,914)		13,895,914

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $405,757,730)	544,330,748
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(2,950,036)
NET ASSETS - 100.0%	541,380,712

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	7,755,607	31,233,171	29,772,164	113,106	-	-	9,216,614	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	21,906,175	58,414,185	75,641,060	5,545	-	-	4,679,300	0.0%
Total	29,661,782	89,647,356	105,413,224	118,651	-	-	13,895,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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